Annual Fund Operating Expenses - Invesco Quality Income Fund	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.85%
Class C
Operating Expenses:
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.60%
Class R
Operating Expenses:
Management Fees	0.42%	[1]
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.19%	[1]
Total Annual Fund Operating Expenses	1.11%
Class Y
Operating Expenses:
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.61%
Class R5
Operating Expenses:
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.46%
Class R6
Operating Expenses:
Management Fees	0.42%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.46%

[1]	"Management Fees” and “Other Expenses” have been restated to reflect current fees.